NON-WHOLLY OWNED SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2022
Interests In Other Entities [Abstract]
Disclosure of interests in subsidiaries
The following provides information about the wholly-owned subsidiaries of the company as at December 31, 2022 and 2021:

Business type	Name of entity	Country of incorporation	Voting interest		Economic interest
			2022	2021	2022	2021
Construction operations	Multiplex Global Limited	United Kingdom	100%	100%	100%	100%
The following table presents details of material non-wholly owned subsidiaries of the company as at December 31, 2022 and 2021:

Business type	Name of entity	Country of incorporation	Voting interest(1)		Economic interest
			2022	2021	2022	2021
Healthcare services	Healthscope Limited	Australia	100%	100%	28%	28%
Dealer software and technology services (2)(3)	CDK Global Inc.	United States	100%	—%	29%	—%
Nuclear technology services	Westinghouse Electric Company	United States	100%	100%	27%	27%
Water and wastewater operations	BRK Ambiental Participações S.A.	Brazil	70%	70%	26%	26%
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(1)The company has entered into voting arrangements that provide the company with the ability to direct the relevant activities of the investee. The company controls these investees given that the company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. The company exercises judgment to determine the level of variability that will achieve control over an investee, particularly in circumstances where the company’s voting interest differs from the ownership interest in an investee. The following were considered to determine whether the company controls these investees: the degree of power (if any) held by other investors, the degree of exposure to variability of each investor, the determination of whether any general partner removal rights are substantive and the purpose and design of the investee.
(2)See Note 3 for additional information.
(3)The company’s economic ownership after finalization of syndications to institutional partners is expected to be approximately 20%.
The following tables present the gross assets and liabilities as at December 31, 2022 and 2021 as well as gross amounts of revenues, net income (loss), other comprehensive income (loss) and distributions for the years ended December 31, 2022, 2021, and 2020 from the company’s investments in material non-wholly owned subsidiaries:

	Year ended December 31, 2022
	Total							Profit/(loss) allocated to others’ ownership interest	Distributions to others’ ownership interest	Equity allocated to others’ ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Net income (loss)	OCI
Total	$3,237	$21,559	$3,313	$16,296	$7,441	$205	$223	$165	$(1,178)	$3,712

	Year ended December 31, 2021
	Total							Profit/(loss) allocated to others’ ownership interest	Distributions to others’ ownership interest	Equity allocated to others’ ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Net income (loss)	OCI
Total	$2,483	$11,118	$2,313	$9,006	$5,944	$76	$219	$57	$(50)	$1,652

	Year ended December 31, 2020
	Total			Profit/(loss) allocated to others’ ownership interest	Distributions to others’ ownership interest	Equity allocated to others’ ownership interest
(US$ MILLIONS)	Revenues	Net income (loss)	OCI
Total	$5,691	$49	$(222)	$37	$(257)	$1,479